Goodwill and Intangible Assets - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 30, 2018	Oct. 31, 2018	Apr. 30, 2018	Nov. 30, 2016
Disclosure of reconciliation of changes in goodwill [line items]
Impairment charges against goodwill or intangible assets	$ 0	$ 0	$ 0
Term used to extrapolate cash flow projections	5 years
Growth rate used to extrapolate cash flow projections (percentage)	2.00%
Intangible assets and goodwill	$ 449,600,000	482,000,000	44,800,000
Goodwill	198,300,000	198,400,000
Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Impairment charges against goodwill or intangible assets	0
Intangible assets and goodwill	198,300,000	$ 198,400,000	$ 23,200,000
Impakt
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 112,500,000			$ 112,600,000
Acquisitions prior to Impakt acquisition
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill					$ 19,500,000
Karel
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill							$ 3,700,000
Atrenne
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill						$ 62,600,000